Summary of allowance for Credit Losses included in accrued expenses and other liabilities on Off-Balance sheet credit exposures and undrawn commitments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule Of Allowance For Credit Losses OnOff BalanceSheet Credit Exposures And Undrawn Commitments [Abstract]
Allowance for credit losses, beginning of the period	₨ 6,087.6	$ 74.1	₨ 5,581.5
Provision for credit exposures	(268.9)	(3.3)	506.1
Allowance for credit losses, end of the period	₨ 5,818.7	$ 70.8	₨ 6,087.6